Related party transactions - Other income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Interest income from related parties	¥ 98,051	¥ 226,976	¥ 61,778
Ziroom
Related party transactions
Interest income from related parties	0	7,825	1,822
Yuanjing Mingde
Related party transactions
Interest income from related parties	92,013	215,158	58,709
IFM
Related party transactions
Interest income from related parties	2,289	3,993	1,227
Executive directors
Related party transactions
Interest income from related parties	1,800	0	0
Others
Related party transactions
Interest income from related parties	¥ 1,949	¥ 0	¥ 20